Income tax - Summary of nature of deferred taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Total deferred tax assets	€ 42,457	€ 38,007	€ 32,960
Total deferred tax liabilities	(704)	(815)	(526)
Total net of deferred taxes	0
GROSS VALUES
Income taxes
Total net of deferred taxes	41,753	37,491	32,434
Unrecognized deferred tax
Income taxes
Total net of deferred taxes	(41,753)	(37,491)	(32,434)
Temporary shifts
Income taxes
Total deferred tax assets	257	299	421
Total deferred tax liabilities	(704)	(815)	(526)
Losses carried forward
Income taxes
Total deferred tax assets	€ 42,200	€ 38,007	€ 32,539